Asset Retirement Obligations (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Undiscounted amount	$ 14.4	$ 14.4
Inflation interest rate	2.50%	2.50%
Interest free rate	3.74%	3.91%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	20 years